Intangible Assets and Contract Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Intangible Assets and Contract Liabilities
Schedule of contract liabilities

	Unfavourable	Unfavourable	Unfavourable
	contract rights	contract rights	contract rights	Total
	Fortaleza	Recife	Tuva	Contract
(U.S. Dollars in thousands)	Knutsen	Knutsen	Knutsen	liabilities
Contract liabilities, December 31, 2022	$(174)	$(477)	$—	$(651)
Additions	—	—	—	—
Amortization for the year	174	477	—	651
Contract liabilities, December 31, 2023	$—	$—	$—	$—
Additions (refer to Note 24)	—	—	(27,628)	(27,628)
Amortization for the year	—	—	963	963
Contract liabilities, December 31, 2024	$—	$—	$(26,665)	$(26,665)

Schedule of expected amortization of contract liabilities

(U.S. Dollars in thousands)
2025	$(2,889)
2026	(2,889)
2027	(2,889)
2028	(2,889)
2029 and thereafter	(15,109)
Total	$(26,665)